EATON VANCE CASH MANAGEMENT FUND
                               24 Federal Street
                                Boston, MA 02110
                                 (617) 482-8260




                                                          September 15, 1995


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:  Rule 24f-2 Notice for
         Eaton Vance Cash Management Fund
         1933 Act File No. 2-52148
         1940 Act File No. 811-2534

         In accordance with the provisions of Rule 24f-2 under the Investment Company Act of 1940, Eaton Vance Cash Management Fund (the "Fund") hereby files its Rule 24f-2 Notice.

           (i) This Rule 24f-2 Notice is being filed for the period from January 1, 1995 to August 31, 1995 ("Fiscal Period"). It is the intent of the Fund to cease operations effective August 31, 1995, therefore this Notice serves to terminate the Fund's election under Rule 24f-2.

          (ii) 52,444,889 shares of the Fund which have been registered under the Securities Act of 1933 (other than pursuant to Rule 24f-2) remained unsold at the beginning of the Fiscal Period.

         (iii) 2,732,490 shares of the Fund were registered during the Fiscal Period pursuant to Rule 24e-2.

          (iv) 374,049,546 shares of the Fund were sold during the Fiscal
Period.

           (v) 374,049,546 shares of the Fund were sold during the Fiscal Period in reliance upon the Declaration of the Fund pursuant to Rule 24f-2 which registered an indefinite amount of securities. Attached to this Rule 24f-2 Notice, and made part hereof, is an opinion of counsel indicating that the securities, the registration of which the Notice makes definite in number, were legally issued, fully paid, and non-assessable by the Fund.

         In accordance with subsection (c) of Rule 24f-2, no fee is required since the excess of sales over redemptions during the Fiscal Period was less than and was deducted from registrant's balance of definitively registered shares.

Rule 24f-2 Notice of                              Page 2
Eaton Vance Cash Management Fund
1933 Act File No. 2-52148
1940 Act File No. 811-2534


Aggregate Sale Price for Shares               $ 374,049,546
Sold During Fiscal Period Pursuant to
Rule 24f-2.

Reduced by the Difference Between

(1)  Aggregate Redemption Price of
     Shares Redeemed During the
     Fiscal Period                            $  359,182,964

                           and

(2)  Aggregate Redemption Price of
     Redeemed Shares Previously
     Applied by the Trust Pursuant to
     Rule 24e-2(a) in Filings Made
     Pursuant to Section 24(e)(1) of
     Investment Company Act of 1940           $   14,866,582
                                               ------------

                Equals                        $           0
                                               ============



         Any questions regarding the matter should be addressed to Nicole Pecci, Eaton Vance Management, 24 Federal Street, Boston, Massachusetts 02110.


                                   Sincerely,

                                   Eaton Vance Cash Management Fund

                                   /s/Douglas C. Miller
                                   Douglas C. Miller
                                   Assistant Treasurer


Enclosures  (Opinion of Counsel)

                               OPINION OF COUNSEL


                                                             September 15, 1995


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:      Rule 24f-2 Notice of
         Eaton Vance Cash Managment Fund
         1933 Act File No. 2-52148
         1940 Act File no. 811-2534



Gentlemen:

         In connection with the filing of a Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, making definite the registration under the Securities Act of 1933, 374,049,546 shares of the Fund sold in reliance upon said Rule 24f-2 during the Fiscal period from January 1, 1995 to August 31, 1995, it is the opinion of the undersigned that such shares were legally issued, fully paid and nonassessable.


                                     Sincerely,

                                     Eaton Vance Management

                                     /s/H. Day Brigham, Jr.
                                     H. Day Brigham, Jr.

                                     Vice President and
                                     Chairman of the
                                     Management Committee
                                     Member of Massachusetts
                                     and New York Bars